Non-controlling interests - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Loss from discontinued operations attributable to non-controlling interest	$ 1,888	$ 2,854
Loss attributable to non-controlling interests	2,161	3,247
Carrying value	(8,143)	(6,182)
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
Loss from discontinued operations attributable to non-controlling interest	1,888	2,854
Carrying value	(10,300)	(8,400)
Non-Material Subsidiaries
Disclosure of subsidiaries [line items]
Loss attributable to non-controlling interests	300	400
Carrying value	$ 2,100	$ 2,200